Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 120,126	$ 137,293
Accounts receivable	1,434
Prepaid expenses, taxes and other current assets	96,717	12,000
Other receivables, net	134,112
Inventory	138,211
Related party receivable	80,270
Total current assets	570,870	149,293
Non-current assets
Plant and equipment, net	367,484
Right-of-use assets	264,164
Goodwill	49,564	41
Total non-current assets	681,212	41
Total Assets	1,252,082	149,334
Current liabilities
Accounts payable	57,303
Other payable and accruals	295,618	17,830
Deferred revenue	456,112
Related party payable	195,214	131,041
Deferred subsidy income	107,488
Operating lease liabilities	102,160
Total current liabilities	1,213,895	148,871
Non-current liabilities
Deferred subsidy income	170,190
Operating lease liabilities	166,444
Total non-current liabilities	336,634
Total Liabilities	1,550,529	148,871
Stockholders' (Deficit) Equity
Common stock	3,625	3,625
Additional paid-in capital	200,353	200,353
Accumulated deficit	(482,847)	(203,321)
Foreign currency translation reserve	(1,711)	(194)
Non-controlling interest	(17,867)
Total (Deficit) Equity	(298,447)	463
Total Liabilities and (Deficit) Equity	$ 1,252,082	$ 149,334